Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Sep. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 6, 2019

to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Total Return Bond Fund	9/1/2018
Effective immediately, all references to Class T shares of the Fund are hereby removed.
Effective May 1, 2019 (the Effective Date), the information under the subsection “Fees and Expenses of the Fund” in the Summary Prospectus and the “Summary of the Fund – Fees and Expenses of the Fund” section of the Prospectus, except the information under the caption "Portfolio Turnover," is hereby superseded and replaced with the following:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 28 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes Adv, Inst, Inst2, Inst3, and R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses	0.18%	0.18%	0.18%	0.18%	0.09%	0.04%	0.18%
Total annual Fund operating expenses	0.92%	0.67%	1.67%	0.67%	0.58%	0.53%	1.17%
Less: Fee waivers and/or expense reimbursements(c)	(0.17%)	(0.17%)	(0.17%)	(0.17%)	(0.16%)	(0.16%)	(0.17%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.75%	0.50%	1.50%	0.50%	0.42%	0.37%	1.00%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.75% for Class A, 0.50% for Class Adv, 1.50% for Class C, 0.50% for Class Inst, 0.42% for Class Inst2, 0.37% for Class Inst3 and 1.00% for Class R.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$374	$568	$778	$1,382
Class Adv (whether or not shares are redeemed)	$ 51	$197	$356	$ 818
Class C (assuming redemption of all shares at the end of the period)	$253	$510	$891	$1,962
Class C (assuming no redemption of shares)	$153	$510	$891	$1,962
Class Inst (whether or not shares are redeemed)	$ 51	$197	$356	$ 818
Class Inst2 (whether or not shares are redeemed)	$ 43	$170	$308	$ 710
Class Inst3 (whether or not shares are redeemed)	$ 38	$154	$280	$ 650
Class R (whether or not shares are redeemed)	$102	$355	$627	$1,405
The rest of the section remains the same.

Columbia Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 6, 2019
to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Total Return Bond Fund	9/1/2018
Effective immediately, all references to Class T shares of the Fund are hereby removed.
Effective May 1, 2019 (the Effective Date), the information under the subsection “Fees and Expenses of the Fund” in the Summary Prospectus and the “Summary of the Fund – Fees and Expenses of the Fund” section of the Prospectus, except the information under the caption "Portfolio Turnover," is hereby superseded and replaced with the following:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 28 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes Adv, Inst, Inst2, Inst3, and R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses	0.18%	0.18%	0.18%	0.18%	0.09%	0.04%	0.18%
Total annual Fund operating expenses	0.92%	0.67%	1.67%	0.67%	0.58%	0.53%	1.17%
Less: Fee waivers and/or expense reimbursements(c)	(0.17%)	(0.17%)	(0.17%)	(0.17%)	(0.16%)	(0.16%)	(0.17%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.75%	0.50%	1.50%	0.50%	0.42%	0.37%	1.00%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.75% for Class A, 0.50% for Class Adv, 1.50% for Class C, 0.50% for Class Inst, 0.42% for Class Inst2, 0.37% for Class Inst3 and 1.00% for Class R.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$374	$568	$778	$1,382
Class Adv (whether or not shares are redeemed)	$ 51	$197	$356	$ 818
Class C (assuming redemption of all shares at the end of the period)	$253	$510	$891	$1,962
Class C (assuming no redemption of shares)	$153	$510	$891	$1,962
Class Inst (whether or not shares are redeemed)	$ 51	$197	$356	$ 818
Class Inst2 (whether or not shares are redeemed)	$ 43	$170	$308	$ 710
Class Inst3 (whether or not shares are redeemed)	$ 38	$154	$280	$ 650
Class R (whether or not shares are redeemed)	$102	$355	$627	$1,405
The rest of the section remains the same.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 28 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2020
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 28 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Columbia Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.92%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 374
3 years	rr_ExpenseExampleYear03	568
5 years	rr_ExpenseExampleYear05	778
10 years	rr_ExpenseExampleYear10	1,382
1 year	rr_ExpenseExampleNoRedemptionYear01	374
3 years	rr_ExpenseExampleNoRedemptionYear03	568
5 years	rr_ExpenseExampleNoRedemptionYear05	778
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,382
Columbia Total Return Bond Fund | Class Adv
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	197
5 years	rr_ExpenseExampleYear05	356
10 years	rr_ExpenseExampleYear10	818
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	197
5 years	rr_ExpenseExampleNoRedemptionYear05	356
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 818
Columbia Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.67%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 253
3 years	rr_ExpenseExampleYear03	510
5 years	rr_ExpenseExampleYear05	891
10 years	rr_ExpenseExampleYear10	1,962
1 year	rr_ExpenseExampleNoRedemptionYear01	153
3 years	rr_ExpenseExampleNoRedemptionYear03	510
5 years	rr_ExpenseExampleNoRedemptionYear05	891
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,962
Columbia Total Return Bond Fund | Class Inst
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	197
5 years	rr_ExpenseExampleYear05	356
10 years	rr_ExpenseExampleYear10	818
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	197
5 years	rr_ExpenseExampleNoRedemptionYear05	356
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 818
Columbia Total Return Bond Fund | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.58%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.42%
1 year	rr_ExpenseExampleYear01	$ 43
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	308
10 years	rr_ExpenseExampleYear10	710
1 year	rr_ExpenseExampleNoRedemptionYear01	43
3 years	rr_ExpenseExampleNoRedemptionYear03	170
5 years	rr_ExpenseExampleNoRedemptionYear05	308
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 710
Columbia Total Return Bond Fund | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.37%
1 year	rr_ExpenseExampleYear01	$ 38
3 years	rr_ExpenseExampleYear03	154
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	650
1 year	rr_ExpenseExampleNoRedemptionYear01	38
3 years	rr_ExpenseExampleNoRedemptionYear03	154
5 years	rr_ExpenseExampleNoRedemptionYear05	280
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 650
Columbia Total Return Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.17%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	355
5 years	rr_ExpenseExampleYear05	627
10 years	rr_ExpenseExampleYear10	1,405
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	355
5 years	rr_ExpenseExampleNoRedemptionYear05	627
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,405

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.75% for Class A, 0.50% for Class Adv, 1.50% for Class C, 0.50% for Class Inst, 0.42% for Class Inst2, 0.37% for Class Inst3 and 1.00% for Class R.
[3]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.